STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Discount on Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Apr. 03, 2016
Beginning balance, amount at Apr. 03, 2016
Issuance of common stock to founders for no consideration, shares	20,000,000
Issuance of common stock to founders for no consideration, amount	$ 2,000	(2,000)
Redemption of common stock, shares	(19,400,000)
Redemption of common stock, amount	$ (1,940)	1,940
Issuance of common stock for change in control, shares	6,100,000
Issuance of common stock for change in control, amount	$ 610	(610)
Issuance of common stock for cash, shares	415,000
Issuance of common stock for cash, amount	$ 42		373		415
Additional paid-in capital			1,769		1,769
Net loss				(6,769)	(6,769)
Ending balance, shares at Dec. 31, 2016	7,115,000
Ending balance, amount at Dec. 31, 2016	$ 712	$ (670)	$ 2,142	$ (6,769)	(4,585)
Net loss					(10,017)
Ending balance, amount at Mar. 31, 2017					$ (14,602)